CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net Sales	$ 1,518,721	$ 1,623,235	$ 1,928,754
Cost of goods sold	709,330	831,939	1,073,565
Gross Profit	809,391	791,296	855,189
Selling, general & administrative expenses	904,619	849,968	1,006,361
Goodwill impairment			2,785
Impairment of other intangible assets	1,024	2,594	14,222
Operating Loss	(96,252)	(61,266)	(168,179)
Other income (expense), net	282	26,689	(6,827)
Gain on sales of trademarks, net	286,979
Gain on extinguishment of debt, net	5,157
Interest expense, net	(57,188)	(55,741)	(58,930)
Income (Loss) Before (Benefit) Provision for Income Taxes	138,978	(90,318)	(233,936)
(Benefit) provision for income taxes	(5,770)	9,044	(110,013)
Income (Loss) from Continuing Operations	144,748	(99,362)	(123,923)
Discontinued operations, net of income taxes	(316,435)	(152,947)	(182,487)
Net Loss	(171,687)	(252,309)	(306,410)
Net loss attributable to the noncontrolling interest		(842)	(681)
Net Loss Attributable to Fifth & Pacific Companies, Inc.	$ (171,687)	$ (251,467)	$ (305,729)
Earnings per Share, Basic:
Income (Loss) from Continuing Operations Attributable to Fifth & Pacific Companies, Inc. (in dollars per share)	$ 1.53	$ (1.05)	$ (1.31)
Net Loss Attributable to Fifth & Pacific Companies, Inc. (in dollars per share)	$ (1.81)	$ (2.67)	$ (3.26)
Earnings per Share, Diluted:
Income (Loss) from Continuing Operations Attributable to Fifth & Pacific Companies, Inc. (in dollars per share)	$ 1.28	$ (1.05)	$ (1.31)
Net Loss Attributable to Fifth & Pacific Companies, Inc. (in dollars per share)	$ (1.35)	$ (2.67)	$ (3.26)
Weighted Average Shares, Basic (in shares)	94,664	94,243	93,880
Weighted Average Shares, Diluted (in shares)	120,692	94,243	93,880